Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year (2018: finance lease liabilities)	$ 332.9	$ 88.6
Leases recognised on adoption of IFRS 16	0.0	209.6
Additions during the year1	127.2	67.3
Remeasurements of leases during the year2	12.8	5.9
Interest expense	22.4	18.6	$ 0.2
Repayments	(86.8)	(56.9)
Translation adjustment	20.5	(0.2)
Balance at the end of the year	429.0	332.9	$ 88.6
Current portion of lease liability	(64.2)	(45.2)
Non-current portion of lease liability	364.8	287.7
Future minimum lease payments	578.3	447.4
Interest	149.3	114.5
Present value of minimum lease payments	429.0	332.9
Within one year [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year (2018: finance lease liabilities)	63.9
Balance at the end of the year	88.4	63.9
Future minimum lease payments	88.4	63.9
Interest	24.2	18.7
Present value of minimum lease payments	64.2	45.2
Later than one years and not later than five years [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	228.7	178.2
Interest	71.5	55.2
Present value of minimum lease payments	157.2	123.0
Later than five years [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year (2018: finance lease liabilities)	205.3
Balance at the end of the year	261.2	205.3
Future minimum lease payments	261.2	205.3
Interest	53.6	40.6
Present value of minimum lease payments	$ 207.6	$ 164.7